New accounting pronouncements	12 Months Ended
Dec. 31, 2021
New Accounting Pronouncements and Changes in Accounting Principles
New Accounting Pronouncements	Note 3 - New accounting pronouncements

Recently Adopted Accounting Standards Updates

Standard	Description	Date of adoption	Effect on the financial statements

FASB ASU 2021-06, Presentation of Financial Statements (Topic 205), Financial Services – Depository and Lending (Topic 942), and Financial Services – Investment Companies (Topic 946): Amendments to SEC Paragraphs Pursuant to SEC Financial Rule Releases No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses, and No. 33-10835, Update of Statistical Disclosures for Bank and Savings and Loan Registrants

	The FASB issued ASU 2021-06 in August 2021, which amends certain paragraphs from the ASC in response to the issuance of SEC Final Rules Nos. 33-10786 and 33-10835.	August 9, 2021	The adoption of ASU 2021-06 during 2021 resulted in simplified MD&A disclosures.
FASB ASU 2020-10, Codification Improvements	The FASB issued ASU 2020-10 in October 2020 which moves all disclosures guidance to the appropriate codification section and makes other improvements and technical corrections.	December 31, 2021	The Corporation was not impacted by the adoption of ASU 2020-10 during the fourth quarter of 2021.
FASB ASU 2020-08, Codification Improvements to Subtopic 310-20 – Receivables – Nonrefundable Fees and Other Costs

The FASB issued ASU 2020-08 in October 2020 which clarifies that a reporting entity should assess whether a callable debt security purchased at a premium is within the scope of ASC 310-20-35-33 each reporting period, which impacts the amortization period for nonrefundable fees and other costs.

		January 1, 2021	The Corporation was not impacted by the adoption of ASU 2020-08 during the first quarter of 2021 since it does not currently hold purchased callable debt securities at a premium.
FASB ASU 2020-04, Reference Rate Reform (Topic 848)

The FASB issued ASU 2020-04 in March 2020, which provides accounting relief from the impact of the cessation of LIBOR by, among other things, providing optional expedients to treat contract modifications resulting from such reference rate reform as a continuation of the existing contract and for hedging relationships to not be de-designated resulting from such changes provided certain criteria are met.

December 31, 2021

The Corporation identified all LIBOR-based contracts that will be impacted by the cessation of LIBOR. It has incorporated fallback language in new contracts and is in the process of completing the modification of existing contracts to include adequate fallback language. The Company has no outstanding hedge accounting relationships tied to LIBOR-based assets or liabilities. Furthermore, the Company stopped originating LIBOR-based contracts in December 2021 so no new exposures will be added prospectively. The election to apply the optional expedients did not have a material impact on the Consolidated Financial Statements.

Standard	Description	Date of adoption	Effect on the financial statements

FASB ASU 2020-01, Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323 and Topic 815

The FASB issued ASU 2020-01 in January 2020, which clarifies that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 and includes scope considerations for entities that hold non-derivative forward contracts and purchased options to acquire equity securities that, upon settlement of the forward contract or exercise of the purchase option, would be accounted for under the equity method of accounting.

January 1, 2021

The Corporation was not impacted by the adoption of ASU 2020-01 during the first quarter of 2021 since it does not hold non-derivative forward contracts and purchased options to acquire equity securities that, upon settlement of the forward or exercise of the purchase option, would be accounted for under the equity method of accounting. Notwithstanding, it will consider this guidance for the purposes of applying the measurement alternative in ASC Topic 321 immediately before applying or discontinuing the equity method of accounting.

FASB ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

The FASB issued ASU 2019-12 in December 2019, which simplifies the accounting for income taxes by removing certain exceptions such as the incremental approach for intraperiod tax allocation and interim period income tax accounting for year-to-date losses that exceed anticipated losses. In addition, the ASU simplifies GAAP in a number of areas such as when separate financial statements of legal entities are not subject to tax and enacted changes in tax laws in interim periods.

January 1, 2021

The Corporation adopted ASU 2019-12 during the first quarter of 2021 but was not materially impacted by the amendments of this ASU. It will consider this guidance for enacted changes in tax laws, subsequent step-ups in the tax basis of goodwill, or ownership changes in investments.

FASB ASUs Financial Instruments – Credit Losses (Topic 326)

The CECL model applies to financial assets measured at amortized cost that are subject to credit losses and certain off-balance sheet exposures. CECL establishes a forward-looking methodology that reflects the expected credit losses over the lives of financial assets, starting when such assets are first acquired or originated. Under the revised methodology, credit losses are measured based on past events, current conditions and reasonable and supportable forecasts that affect the collectability of financial assets. CECL also revises the approach to recognizing credit losses for available-for-sale securities by replacing the direct write-down approach with the allowance approach and limiting the allowance to the amount at which the security’s fair value is less than the amortized cost. In addition, CECL provides that the initial allowance for credit losses on purchased credit deteriorated (“PCD”) financial assets will be recorded as an increase to the purchase price, with subsequent changes to the allowance recorded as a credit loss expense. The standards also expand credit quality disclosures. These accounting standards updates were effective on January 1, 2020. Prior to the adoption of CECL, the Corporation followed a systematic methodology to establish and evaluate the adequacy of the allowance for credit losses to provide for probable losses in the loan portfolio.

As a result of the adoption, the Corporation recorded an increase in its allowance for credit losses related to its loan portfolio of $315 million, and a decrease of $9 million in the allowance for credit losses for unfunded commitments and credit recourse guarantees which is recorded in Other Liabilities. The Corporation also recognized an allowance for credit losses of approximately $13 million related to its held-to-maturity debt securities portfolio. The adoption of CECL was recognized under the modified retrospective approach. Therefore, the adjustments to record the increase in the allowance for credit losses was recorded as a decrease to the opening balance of retained earnings of the year of implementation, net of income taxes, except for approximately $17 million related to loans previously accounted under ASC Subtopic 310-30, which resulted in a reclassification between certain contra loan balance accounts to the allowance for credit losses. The total impact to retained earnings, net of tax, related to the adoption of CECL was of $205.8 million. As part of the adoption of CECL, the Corporation made the election to break the existing pools of purchased credit impaired (“PCI”) loans and, as such, these loans are no longer excluded from non-performing status.

Accounting Standards Updates Not Yet Adopted

Standard	Description	Date of adoption	Effect on the financial statements
FASB ASU 2021-08, Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers

The FASB issued ASU 2021-08 in October 2021, which amends ASC Topic 805 by requiring contract assets and contract liabilities arising from revenue contracts with customers to be recognized in accordance with ASC Topic 606 on the acquisition date instead of fair value.

		January 1, 2023	Upon adoption of this ASU, the Corporation will consider this guidance for revenue contracts with customers recognized as part of business combinations entered into on or after the effective date.
FASB ASU 2021-05, Leases (Topic 842), Lessors – Certain Leases with Variable Lease Payments

The FASB issued ASU 2021-05 in July 2021, which amends ASC Topic 842 so that lessors can classify as operating leases those leases with variable lease payments that, prior to these amendments, would have been classified as a sales-type or direct financing lease and at inception a loss would have been recognized.

		January 1, 2022	The Corporation does not expect to be impacted by the adoption of this ASU since it does not hold direct financing leases with variable lease payments.

FASB ASU 2021-04, Earnings per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)

The FASB issued ASU 2021-04 in May 2021, which clarifies the accounting for a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after a modification or exchange and the related EPS effects of such transaction if recognized as an adjustment to equity.

		January 1, 2022	Upon adoption of this ASU, the Corporation will consider this guidance for modifications or exchanges of freestanding equity-classified written call options.

FASB ASU 2020-06, Debt – Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity

The FASB issued ASU 2020-06 in August 2020 which, among other things, simplifies the accounting for convertible instruments and contracts in an entity’s own equity and amends the diluted EPS computation for these instruments.

		January 1, 2022	Upon adoption of this standard, the Corporation will consider these amendments in its evaluation of contracts in its own equity, including accelerated share repurchase transactions.